Schedule of Investments

ARK Genomic Revolution ETF

October 31, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.4%

Biotechnology - 56.8%
Arcturus Therapeutics Holdings, Inc.*†	1,864,324	$35,608,588
Beam Therapeutics, Inc.*	2,355,921	49,804,170
CareDx, Inc.*†	6,548,329	35,426,460
Compass Pathways PLC (United Kingdom)*(a)	2,384,227	13,661,621
CRISPR Therapeutics AG (Switzerland)*	1,613,654	62,819,550
Exact Sciences Corp.*	2,499,826	153,964,283
Incyte Corp.*	483,927	26,098,183
Intellia Therapeutics, Inc.*	2,192,636	54,925,532
Ionis Pharmaceuticals, Inc.*	2,051,888	90,837,082
Moderna, Inc.*	290,736	22,084,307
Nurix Therapeutics, Inc.*†	2,906,327	16,246,368
Prime Medicine, Inc.*	2,704,664	17,553,269
Recursion Pharmaceuticals, Inc., Class A*	7,483,982	39,515,425
Regeneron Pharmaceuticals, Inc.*	27,183	21,199,750
Repare Therapeutics, Inc. (Canada)*†	2,568,860	8,734,124
Senti Biosciences, Inc.*	2,025,485	566,731
Twist Bioscience Corp.*	2,854,897	44,993,177
Veracyte, Inc.*	2,081,495	43,128,576
Vertex Pharmaceuticals, Inc.*	112,991	40,915,171
Verve Therapeutics, Inc.*	2,999,665	36,115,967
Total Biotechnology		814,198,334

Chemicals - 5.0%
Ginkgo Bioworks Holdings, Inc.*	52,012,112	71,256,593

Electronic Equipment, Instruments & Components - 1.6%
908 Devices, Inc.*†	3,955,581	23,456,595

Health Care Equipment & Supplies - 1.3%
Butterfly Network, Inc.*†	12,461,161	10,553,357
Cerus Corp.*	6,168,682	8,636,155
Total Health Care Equipment & Supplies		19,189,512

Health Care Providers & Services - 4.1%
Accolade, Inc.*†	5,922,578	38,496,757
Guardant Health, Inc.*	561,953	14,543,343
Invitae Corp.*	8,957,974	5,425,845
Total Health Care Providers & Services		58,465,945

Health Care Technology - 11.3%
Schrodinger, Inc.*	2,778,177	60,286,441
Teladoc Health, Inc.*	3,927,313	64,957,757
Veeva Systems, Inc., Class A*	195,931	37,757,863
Total Health Care Technology		163,002,061

Life Sciences Tools & Services - 14.1%
10X Genomics, Inc., Class A*	811,875	28,642,950
Adaptive Biotechnologies Corp.*†	11,280,251	50,084,315
Pacific Biosciences of California, Inc.*	11,667,054	72,102,394
Personalis, Inc.*†	5,605,943	5,394,038
Quantum-Si, Inc.*†	14,086,928	16,904,314
SomaLogic, Inc.*†	12,960,023	28,900,851
Total Life Sciences Tools & Services		202,028,862

Pharmaceuticals - 1.0%
Pfizer, Inc.	454,939	13,902,936

Semiconductors & Semiconductor Equipment - 1.1%
NVIDIA Corp.	38,308	15,622,002

Software - 3.1%
UiPath, Inc., Class A*	2,859,296	44,404,867
Total Common Stocks
(Cost $5,499,655,922)		1,425,527,707
Investments	Shares	Value
MONEY MARKET FUND–0.3%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.26% (b)
(Cost $4,318,955)	4,318,955	$4,318,955
Total Investments–99.7%
(Cost $5,503,974,877)		1,429,846,662
Other Assets in Excess of Liabilities–0.3%		4,573,688
Net Assets–100.0%		$1,434,420,350

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2023.

Schedule of Investments (continued)

ARK Genomic Revolution ETF

October 31, 2023 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2023	Value ($) at 10/31/2023
Common Stocks — 27.1%
Biotechnology — 10.8%
Arcturus Therapeutics Holdings, Inc.
68,837,324	3,468,650	(6,623,557)	(885,093)	(29,188,736)	–	–	1,864,324	35,608,588

CareDx, Inc.
75,455,294	3,505,285	(6,763,506)	(1,008,166)	(35,762,447)	–	–	6,548,329	35,426,460

Compass Pathways PLC^
23,469,503	1,289,083	(2,459,674)	(169,904)	(8,467,387)	–	–	2,384,227	13,661,621

Nurix Therapeutics, Inc.
22,662,383	6,599,562	(2,448,629)	(95,466)	(10,471,482)	–	–	2,906,327	16,246,368

Repare Therapeutics, Inc.
24,961,228	1,532,767	(2,795,716)	(517,518)	(14,446,637)	–	–	2,568,860	8,734,124

Twist Bioscience Corp. ^
72,213,227	4,675,405	(7,350,733)	(366,112)	(24,178,610)	–	–	2,854,897	44,993,177

Electronic Equipment, Instruments & Components — 1.6%
908 Devices, Inc.
28,538,589	2,255,739	(3,237,259)	(250,232)	(3,850,242)	–	–	3,955,581	23,456,595

Health Care Equipment & Supplies — 0.7%
Butterfly Network, Inc.
33,824,279	1,259,521	(2,535,157)	(510,708)	(21,484,578)	–	–	12,461,161	10,553,357

Health Care Providers & Services — 2.7%
Accolade, Inc.
89,210,554	8,766,998	(8,786,237)	(300,261)	(50,394,297)	–	–	5,922,578	38,496,757

Health Care Technology — 4.2%
Schrodinger, Inc. ^
183,463,620	6,515,631	(32,110,069)	(22,575,159)	(75,007,582)	–	–	2,778,177	60,286,441

Life Sciences Tools & Services — 7.1%
Adaptive Biotechnologies Corp.
93,226,864	10,128,381	(8,314,498)	(360,214)	(44,596,218)	–	–	11,280,251	50,084,315
Codexis, Inc. ^
12,541,558	120,194	(6,342,748)	(62,218,482)	55,899,478	–	–	–	–

Personalis, Inc.
13,973,286	571,144	(1,073,482)	(329,848)	(7,747,062)	–	–	5,605,943	5,394,038

Quantum-Si, Inc.
57,609,356	1,963,975	(3,579,186)	726,856	(39,816,687)	–	–	14,086,928	16,904,314

SomaLogic, Inc.
32,105,075	3,160,737	(3,334,152)	(176,362)	(2,854,447)	–	–	12,960,023	28,900,851
$832,092,140	$55,813,072	$(97,754,603)	$(89,036,669)	$(312,366,934)	$–	$–	88,177,606	$388,747,006

^	As of October 31, 2023, the company was no longer considered to be an affiliated security.

Schedule of Investments (continued)

ARK Genomic Revolution ETF

October 31, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2023, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,425,527,707	$–	$–	$1,425,527,707
Money Market Fund	4,318,955	–	–	4,318,955
Total	$1,429,846,662	$–	$–	$1,429,846,662

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.